Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital Management and Risk Policies
NOTE 45. CAPITAL MANAGEMENT AND RISK POLICIES

The tasks related to risk information and internal control of each of the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.
Apart from applicable local regulations, Grupo Financiero Galicia S.A., in its capacity as a listed company in the United States of America, complies with the certification of its internal controls pursuant to Section 302 of the Sarbanes Oxley Act (Sarbanes Oxley). Corporate risk management is monitored by the Audit Committee, which as well gathers and analyzes the information submitted by the main controlled companies.
As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.
The specific function of the comprehensive management of Banco Galicia’s risks has been allocated to the Risk Division, guaranteeing its independence from the rest of the business areas since it directly reports to the Bank’s General Division and, at the same time, is involved in the decisions made by each area. In addition, the control and prevention of risks related to money laundering, funding of terrorist activities and other illegal activities are allocated to the Prevention of Asset Laundering Division, which reports to the Board of Directors. The aim of both divisions is to guarantee the Board of Directors is fully aware of the risks that the Bank is exposed to, and to design and propose policies and procedures necessary to identify, assess, follow up, control and mitigate such risks.
A Risk Appetite framework has been specified, which has risk acceptance levels, both on an individual and a consolidated basis. Metrics have been defined within such framework, which are monitored in order to detect situations that may affect the normal course of business, the noncompliance with the strategy and undesired results and/or situations of vulnerability in the face of changes in market conditions. The Risk and Capital Allocation Committee considers and controls the Bank’s risk profile through a risk appetite report and defines the actions to be carried out in case of potential deviations from the thresholds set.

Capital Management
The Company’s goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.
Banco Galicia’s subsidiary determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.
The Capital Adequacy Assessment Process (
Proceso de Evaluación de Suficiencia de Capital
- PESC) (reflected in the Capital Adequacy Report - IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.
To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.
As of December 31, 2019, and December 31, 2018, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations.
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2019 and December 31, 2018 is as follows:

	12.31.19	12.31.18
Basic Shareholders’ Equity	74,314,620	64,400,349
Equity Tier 1	(12,922,467)	(8,121,802)
(Deductible Items)	87,237,087	72,522,151
Additional Tier 1 Capital	61,392,153	56,278,547
Complementing shareholders’ Equity	19,392,341	19,606,143
Equity Tier 2	19,392,341	19,606,143
Regulatory Capital (RPC)	80,784,494	75,884,690
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.19	12.31.18
Credit Risk	29,148,582	34,105,523
Market Risk	904,939	1,490,984
Operational Risk	7,608,102	6,189,359
Minimum Capital Requirement	37,661,623	41,785,866
Integration	80,784,494	75,884,690
Excess	43,122,871	34,098,824
Financial Risks
Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management regarding risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework that envisages the profile and the level of risk it has been decided to take to achieve long-term strategic goals.
Market Risk
The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.
Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:

•	Brokerage of Government and Provincial Securities.

•	Brokerage of Currencies on the Spot and Futures Markets

•	Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.

•	Brokerage of Debt Instruments Issued by the Argentine Central Bank.

•	Brokerage of Third-party Debt securities.

•	Brokerage of Shares.

For the fiscal year 2018, the following limits were established, within which the estimated risk for each type of instrument described above should be classified:

Risk	Policy on Limits
Currency	Ps.	250 million
Fixed-Income	Ps.	680 million
Interest Rate Derivatives	Ps.	70 million
The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.
Currency Risk
The Group’s exposure to the foreign exchange risk as of
year-end
by type of currency is shown below:

	Balances as of 12.31.19
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	195,115	(196,431)	22	(1,294)
Euro	2,281	(293)	—	1,988
Canadian Dollar	85	(4)	—	81
Real	1	—	—	1
Swiss Franc	32	(17)	—	15
Others	76	(4)	—	72

Total	197,590	(196,749)	22	863

	Balances as of 12.31.18
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	299,229	(302,431)	155	(3,047)
Euro	3,058	(857)	—	2,201
Canadian Dollar	65	(14)	—	51
Real	46	—	—	46
Swiss Franc	32	(20)	—	12
Others	75	(3)	—	72

Total	302,505	(303,325)	155	(665)

		Balances as of 12.31.19		Balances as of 12.31.18
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	129	(1,423)	305	(3,350)
	-10%	(129)	(1,164)	(305)	(2,741)
Euro	10%	199	2,187	220	2,423
	-10%	(199)	1,789	(220)	1,983
Canadian Dollar	10%	8	89	5	55
	-10%	(8)	73	(5)	46
Real	10%	—	1	5	51
	-10%	—	1	(5)	42
Swiss Franc	10%	1	16	2	14
	-10%	(1)	13	(2)	11
Others	10%	7	79	8	82
	-10%	(7)	65	(8)	66
Interest Rate Risk
The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.

This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.
These methodologies imply a “short-term” approach for which a “base scenario” is subject to an increase in “interest rates” estimating the variation in “Financial Income (Expense)”. Caps on such changes in variables subject to control are fixed. As regards the “long-term” approach, statistical interest rate simulations are made and a “critical” scenario results from the interest rate risk exposure presented by the financial statements structure. The economic capital arises from the resulting difference between the “critical” scenario and the market value as per the financial statements.
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	30 to 90	90 to 180	180 to 365	Over 365	Total
As of 12.31.19
Total Financial Assets	201,696,219	51,089,507	51,228,446	44,962,192	250,198,194	599,174,558
Total Financial Liabilities	277,333,453	45,123,367	24,609,169	3,436,256	155,808,144	506,310,389

Net Amount	(75,637,234)	5,966,140	26,619,277	41,525,936	94,390,050	92,864,169

As of 12.31.18
Total Financial Assets	316,460,745	48,662,684	50,924,880	66,637,848	259,062,217	741,748,374
Total Financial Liabilities	488,425,962	38,452,081	11,210,698	6,693,691	139,462,459	684,244,891

Net Amount	(171,965,217)	10,210,603	39,714,182	59,944,157	119,599,758	57,503,483

The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2019. The percentage change budgeted by the Group for fiscal year 2019 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in Pesos
Decrease in Interest Rate	-100 pb	(260,051)	-0.3%
Increase in Interest Rate	+100 pb	260,051	0.3%

Liquidity Risk
It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:

•	the assets that are part thereof do not have a sufficient secondary market; or

•	market changes.
In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.
Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be considered by operators in order to place funds or meet the financing needs.
The monthly liquidity
follow-up
and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.
In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.

The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2019 and December 31, 2018, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.19
Assets
Debt Securities measured at Fair Value through Profit or Loss	64,916,862	879,594	14,428	155,733	5,257	65,971,874
Derivative Financial Instruments	1,398,539	—	—	—	—	1,398,539
Repurchase Transactions	30,724,621	—	—	—	—	30,724,621
Other Financial Assets	8,242,578	—	—	—	—	8,242,578
Loans and Other Financing	132,248,533	130,902,612	59,409,315	96,240,488	26,439,424	445,240,372
Other Debt Securities	20,672,074	—	—	—	—	20,672,074
Financial Assets Pledged as Collateral	11,550,586	—	—	—	—	11,550,586
Investments in Equity Instruments	2,497,466	—	—	—	—	2,497,466
Liabilities
Deposits	358,461,867	41,752,103	2,184,736	77,374	32	402,476,112
Liabilities at fair value through profit or loss	1,422,157	—	—	—	—
Derivative Financial Instruments	881,099	—	—	—	—	881,099
Repurchase Transactions	—	—	—	—	—	—
Other Financial Liabilities	67,627,472	—	—	—	—	67,627,472
Lease Liabilities	61,417	319,109	398,394	1,932,180	1,057,054	3,768,154
Financing Received from the Argentine Central Bank and Other Financial Institutions	3,720,364	10,793,401	4,281,429	6,204,079	—	24,999,273
Debt Securities	3,468,325	18,258,388	4,152,415	10,134,085	683,635	36,696,848
Subordinated Debt Securities	607,968	—	607,968	5,346,737	16,892,186	23,454,859

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.18
Assets
Debt Securities measured at Fair Value through Profit or Loss	118,219,287	383,455	575,061	1,592,696	241,620	121,012,119
Derivative Financial Instruments	2,746,893	—	—	—	—	2,746,893
Repurchase Transactions	3,249,325	—	—	—	—	3,249,325
Other Financial Assets	13,931,355	—	—	—	—	13,931,355
Loans and Other Financing	143,233,020	157,499,423	86,106,886	101,280,744	14,625,657	502,745,730
Other Debt Securities	22,292,815	—	—	—	—	22,292,815
Financial Assets Pledged as Collateral	16,640,808	—	—	—	—	16,640,808
Investments in Equity Instruments	247,769	—	—	—	—	247,769
Liabilities
Deposits	514,108,186	45,511,607	4,904,758	118,053	55	564,642,659
Liabilities at fair value through profit or loss	3,299,188	—	—	—	—	3,299,188
Derivative Financial Instruments	2,824,038	—	—	—	—	2,824,038
Repurchase Transactions	2,997,515	—	—	—	—	2,997,515
Other Financial Liabilities	97,014,823	41,646	51,326	224,872	10,991	97,343,658
Financing Received from the Argentine Central Bank and Other Financial Institutions	10,789,666	12,535,930	4,893,824	11,468,973	111,565	39,799,958
Debt Securities	2,001,407	11,779,292	20,402,461	40,344,981	1,938,714	76,466,855
Subordinated Debt Securities	591,573	—	591,573	5,197,625	17,570,746	23,951,517
Credit Risk
Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.
Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.
The credit quality of debt securities as of December 31, 2019 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total
AAA	310,150	—	—	6,232,989	—	—	6,543,139
AA+	—	—	44,295	—	—	5,310	49,605
AA	—	—	—	—	—	95,913	95,913
AA-	—	—	—	—	—	10,959	10,959
A+	—	—	—	—	—	129,010	129,010
A1+	—	—	—	—	—	469,378	469,378
A-	—	—	—	—	—	35,891	35,891
A3	—	—	—	—	—	75,278	75,278
Baa1	—	—	76,146	—	—	—	76,146
BBB	9,457	—	—	—	—	15,117	24,574
B-	—	—	—	—	—	4,654	4,654
C	—	—	—	—	—	7,668	7,668
CC	27,150	—	—	—	58,141,095	—	58,168,245

Total	346,757	—	120,441	6,232,989	58,141,095	849,178	65,690,460

The credit quality of debt securities as of December 31, 2018 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total
AAA	2,266,493	—	—	3,256,546	—	121,001	5,644,040
Aaa	—	—	—	—	—	56,337	56,337
Aaa.ar	—	—	—	—	—	302,242	302,242
AA+	—	—	57,173	—	—	32,113	89,286
AA	—	—	—	—	—	435,690	435,690
AA(arg)	—	—	—	—	—	17,169	17,169
raAA	—	689,080	—	—	—	—	689,080
AA-	—	—	—	—	—	425	425
A+	—	—	—	1,648	—	217,096	218,744
A1.ar	—	—	—	—	—	21,633	21,633
A	—	—	—	108,221	—	4,687	112,908
A(arg)	—	—	—	—	—	45,304	45,304
A-	—	—	—	—	—	63,134	63,134
A3.ar	—	226,129	—	—	—	—	226,129
BBB+	—	—	—	—	—	2,040	2,040
Baa1.ar	—	—	7,804	—	—	15,037	22,841
BBB	17,758	14,014	—	—	—	41,467	73,239
BBB(arg)	—	—	—	—	—	47,954	47,954
BBB-	—	409,546	—	—	—	—	409,546
Baa3.ar	—	174,626	—	—	—	—	174,626
B+	787	—	—	—	—	—	787
B-	—	—	—	—	—	4,766	4,766
CCC(arg)	—	—	—	—	—	321,891	321,891
No Rating	—	—	—	—	107,833,074	—	107,833,074

Total	2,285,038	1,513,395	64,977	3,366,415	107,833,074	1,749,986	116,812,885

Summary of credit risk
The following disclosures present the gross carrying amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for loan losses.
Loans classified as uncollectible for 7 months are eliminated from the Group’s assets and are recognized in
“Off-Balance
Sheet Items”.
The credit quality related to loans granted is detailed in Schedule B.
The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.
Impairment of financial assets
The “Expected Credit Loss” (“ECL”) model applies to financial assets which are valued at both amortized cost and fair value through OCI.

The standard establishes three categories to classify financial instruments, primarily considering the credit risk evolution over time. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired and Stage 3 comprises financial assets which are impaired and/or subject to serious risk of impairment.
To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:

•
Expected Credit Losses within a
12-month
period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at
12-month
ECL.

•
Lifetime Expected Credit Losses: ECL during the active period of the financial asset, which results of calculating the probability of impairment of an asset throughout its duration, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.

A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.
Grouping of instruments for losses measured on a collective basis
For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed based on shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes. The Group has identified four groupings: Retail, Retail-like, Wholesale and Tarjeta Naranja, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.
Stage classification
Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:

•
Stage 1: in the case of retail portfolios, it includes every operation up to 31 days past due. In the case of wholesale portfolios, it considers every client whose BCRA situation indicates a normal status (A
1
) (i.e. low risk of bankruptcy).

•	Stage 2: considers two groups:

•	Portfolios between 31 and 90 days past due.

•	Probability of Default (“PD”) or Score with impairment risk.

•	For wholesale, it considers credit ratings for which the risk of default has increased significantly.

•
Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due. For wholesale portfolios, it considers every client whose BCRA situation indicates serious risk of bankruptcy (C, D, E, F).

1	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Significant Increase in credit risk
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

Retail Portfolio

BCRA Situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA Situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA Situation	Extra conditions to be considered stage 2
A	- Cure
- BCRA situation B1
- Probability of Default (“PD”) or Score with impairment risk
C	- It does not apply to defaulted clients
Definition of Default
A financial asset is in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.
However, given the credit analysis for wholesale loans is not managed and classified the same way as retail loans, the default definition associated to wholesale portfolios is ultimately linked to the individual analysis provided by credit analysts.
The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:

•
Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.

•
Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the time of default, should it have occurred.

•
Loss given Default (“LGD”): represents the Group´s expectation of the extent of loss on a defaulted exposure. LGD varies by type of counterparty, type of seniority of claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per unit of exposure at the time of default. LGD is calculated on a 12 month or lifetime basis, where
12-month
LGD is the percentage of loss expected to be made if a default occurs in the next 12 months and Lifetime LGD is the percentage of loss expected to be made if a default occurs over the remaining expected lifetime of the loan.

An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.

Methodology for Expected Credit Loss estimation
Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.
IFRS 9 establishes the following standards regarding the estimation of credit loss:

•	An unbiased weighted probability index determined by the evaluation of different outcomes.

•	Time value of money

•	Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.
According to IFRS 9, the company prepared three different scenarios with different probabilities: a central scenario with 70 % probability of occurrence, a downside scenario with 15 % probability of occurrence and an upside scenario with 15 % probability of occurrence.
In order to account for time value of money, the Company assumes expected losses will take place according to the PD behavior.
The ECL is determined by projecting the PD, EAD and LGD for each future month or collective segment. These three components are multiplied together and adjusted for forward looking information. This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and summed. The discount rate used in the ECL calculation is the original effective interest rate or an approximation thereof.
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections		QI - 2020	QII - 2019	QIII - 2019	QIV - 2019
Monthly Estimator of Economic Activity (EMAE)	Base	-1.0%	0.0%	2.4%	6.5%
	Optimistic	-2.2%	-0.5%	1.5%	4.7%
	Pessimist	-4.4%	-5.8%	-6.0%	-4.7%
Inflation Rate (IPC)	Base	52.4%	51.8%	45.6%	40.0%
	Optimistic	47.1%	43.4%	36.1%	30.0%
	Pessimist	57.3%	64.0%	66.5%	70.0%
Exchange Rate	Base	61.7%	62.1%	33.4%	27.0%
	Optimistic	58.4%	55.6%	25.4%	17.0%
	Pessimist	78.8%	98.3%	80.4%	90.0%
Unemployment Rate	Base	11.1%	10.1%	10.1%	1.9%
	Optimistic	15.8%	-3.4%	4.6%	-11.8%
	Pessimist	25.3%	19.2%	40.1%	29.9%
International Reserve	Base	-50.1%	-48.3%	-34.8%	-1.4%
	Optimistic	-51.0%	-45.9%	-27.4%	17.6%
	Pessimist	-61.9%	-65.7%	-59.0%	-39.5%
Real Salary	Base	-7.0%	-6.0%	-0.7%	1.4%
	Optimistic	-3.3%	-3.0%	0.0%	3.1%
	Pessimist	-5.5%	-7.3%	-6.6%	-5.9%
Real Exchange Rate	Base	8.4%	11.2%	-3.2%	-6.5%
	Optimistic	9.8%	12.6%	-3.1%	-7.8%
	Pessimist	15.9%	25.5%	13.9%	14.5%
Monetary Base	Base	31.9%	43.1%	55.5%	55.4%
	Optimistic	30.0%	39.2%	49.5%	46.0%
	Pessimist	33.1%	47.5%	60.7%	62.0%
Badlar	Base	-25.6%	-47.9%	-53.3%	-36.9%
	Optimistic	-37.6%	-47.0%	-58.3%	-45.2%
	Pessimist	20.0%	-1.8%	-16.6%	19.0%
These variations were calculated on annual basis.

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%

Tarjeta Naranja	70%	15%	15%

Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
GFG ECL	26,610,485	26,674,968
Retail, Retail like and Wholesale ECL	19,197,292	19,241,671
Naranja ECL	7,413,193	7,433,297

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
Monthly estimator of economic activity	8%	6%	-6%
Inflation	30%	20%	80%
Nominal exchange rate	23%	12%	110%
Unemployment	1%	-13%	35%
Monetary base	52%	40%	70%
International reserves	-1%	25%	-45%

GFG ECL		27,363,700
Retail, Retail like and Wholesale ECL		19,923,662
Naranja ECL		7,440,038

Maximum exposure to credit risk
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due
(1-29
DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	78,566,753	28,797,042	912,351	108,276,146	139,233,133
1-30	1, 562,357	1,520,196	185,361	3,402,141	3,267,914
31-60	—	1,262,208	163,053	1,291,034	1,425,261
61-90	—	528,261	274,967	803,228	1,213,539
Default	—	—	4,281,651	4,281,651	5,201,161

Gross Carrying amount	80,129,110	32,107,707	5,817,383	118,054,200	153,253,607
Loss allowance	4,050,243	1,876,438	4,576,479	10,503,160	11,502,798

Net Carrying amount	76,078,867	30,231,269	1,240,904	107,551,040	141,750,809

	Retail like Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	33,043,232	4,297,615	497,111	37,837,958	49,804,857
1-30	1,306,745	532,729	165,470	2,004,944	2,037,768
31-60	—	159,963	64,134	224,097	517,274
61-90	—	172,306	147,679	319,985	402,899
Default	—	—	2,437,282	2,437,282	2,765,424

Gross Carrying amount	34,349,977	5,162,613	3,311,676	42,824,266	55,528,222
Loss allowance	352,917	146,516	2,514,583	3,014,016	2,656,347

Net Carrying amount	33,997,060	5,016,097	797,093	39,810,250	52,871,875

	Wholesale Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
A	206,109,137	5,687,008	—	211,796,145	217,775,608
B1	—	377,715	—	377,715	(3,382,401)
Default	—	—	4,876,548	4,876,548	3,869,637

Gross Carrying amount	206,109,137	6,064,723	4,876,548	217,050,408	218,262,844
Loss allowance	540,249	179,755	4,492,730	5,212,734	1,954,981

Net Carrying amount	205,568,888	5,884,968	383,818	211,837,674	216,307,863

	Naranja
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month	Lifetime	Lifetime
Days past due
0	44,632,416	532,061	261,123	45,425,600	60,818,990
1-30	2,434,450	158,839	89,667	2,682,956	5,412,971
31-60	—	1,216,694	76,477	1,293,171	2,618,147
61-90	—	629,044	46,306	675,350	1,445,291
Default	—	—	5,580,546	5,580,546	5,825,679

Gross Carrying amount	47,066,866	2,536,638	6,054,119	55,657,623	76,121,078
Loss allowance	2,023,337	704,146	4,685,710	7,413,193	8,164,343

Net Carrying amount	45,043,529	1,832,492	1,368,409	48,244,430	67,956,735

	Retail Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	123,255,338	15,977,795	—	139,233,133	157,296,668
1-30	3,415,641	1,846,773	—	5,262,414	5,279,544
31-60	—	2,343,360	—	2,343,360	1,749,691
61-90	—	1,213,539	—	1,213,539	754,043
Default	—	—	5,201,161	5,201,161	4,009,264

Gross Carrying amount	126,670,979	21,381,467	5,201,161	153,253,607	169,089,210
Loss allowance	4,000,345	3,565,091	3,937,362	11,502,798	5,671,699

Net Carrying amount	122,670,634	17,816,376	1,263,799	141,750,809	163,417,511

	Retail like Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	45,031,870	4,772,987	—	49,804,857	47,071,424
1-30	1,333,592	704,176	—	2,037,768	1,093,756
31-60	—	517,274	—	517,274	210,169
61-90	—	402,899	—	402,899	150,521
Default	—	—	2,765,424	2,765,424	1,234,348

Gross Carrying amount	46,365,462	6,397,336	2,765,424	55,528,222	49,760,218
Loss allowance	410,651	430,926	1,814,770	2,656,347	1,485,036

Net Carrying amount	45,954,811	5,966,410	950,654	52,871,875	48,275,182

	Wholesale Portfolio
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
A	208,462,971	9,304,310	8,327	217,775,608	200,660,551
B1	(3,442,254)	59,853	—	(3,382,401)	118,967
Default	—	—	3,869,637	3,869,637	1,243,106

Gross Carrying amount	205,020,717	9,364,163	3,877,964	218,262,844	202,022,624
Loss allowance	808,785	119,011	1,027,185	1,954,981	1,154,685

Net Carrying amount	204,211,932	9,245,152	2,850,779	216,307,863	200,867,939

	Naranja
	December 31, 2018				December 31, 2017
	ECL Staging
	Stage 1	Stage 2	Stage 3	Total	Total
	12-month ECL	Lifetime ECL	Lifetime ECL
Days past due
0	56,167,414	4,651,576	—	60,818,990	66,755,543
1-30	3,956,380	1,456,591	—	5,412,971	5,214,783
31-60	—	2,618,147	—	2,618,147	1,735,857
61-90	—	1,445,291	—	1,445,291	810,681
Default	—	—	5,825,679	5,825,679	4,514,973

Gross Carrying amount	60,123,794	10,171,605	5,825,679	76,121,078	79,031,837
Loss allowance	2,117,634	2,834,539	3,212,170	8,164,343	5,965,182

Net Carrying amount	58,006,160	7,337,066	2,613,509	67,956,735	73,066,655

The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.
The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.

This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Gross Carrying Amount	Collateral´s Fair Value
Advances	15,892,268	315,666	15,576,602	—
Mortgage Loans	15,052,635	895,613	14,157,022	38,775,957
Pledge Loans	3,208,665	55,338	3,153,327	1,959,793
Personal Loans	27,645,893	3,077,729	24,568,164	—
Credit Card Loans	149,459,966	13,886,647	135,573,319	—
Financial Leases	2,225,646	62,010	2,163,636	—
Overdrafts	75,080,343	5,431,272	69,649,071	—
Pre-financing export loans	53,937,131	241,621	53,695,510	—
Others	88,747,362	2,148,550	86,598,812	4,599,439
Public Securities	2,336,588	28,657	2,307,931	—

Total as of December 31, 2019	433,586,497	26,143,103	407,443,394	45,335,189

The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	8,646
50 to 60%	1,266
60 to 70%	1,103
70 to 80%	1,250
80 to 90%	1,145
90 to 100%	2,445
Higher than 100%	14,562

Total	30,417

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL. The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a
12-month
(stage 1) to a lifetime (stage 2) ECL measurement basis. This is captured, along with other credit quality movements in the ‘changes in PD/LGD/EAD’ line item. The ‘New financial assets originated or repurchased’ represent the gross carrying/nominal amount and associated allowance ECL impact from volume movements within the Group’s lending portfolio.
The following tables explain the changes in the loss allowance between the beginning and the end of the annual period due to these factors:

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	4,000,345	3,565,091	3,937,362	—	11,502,798
Inflation effect	(1,399,888)	(1,247,575)	(1,377,848)	—	(4,025,311)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(541,650)	541,650	—	—	—
Transfer from Stage 1 to Stage 3	(55,913)	—	55,913	—	—
Transfer from Stage 2 to Stage 1	462,714	(462,714)	—	—	—
Transfer from Stage 2 to Stage 3	—	(333,814)	333,814	—	—
Transfer from Stage 3 to Stage 2	—	34,657	(34,657)	—	—
Transfer from Stage 3 to Stage 1	21,195	—	(21,195)	—	—
New Financial Assets Originated or Purchased	975,375	569,129	2,505,793	—	4,050,297
Changes in PDs/LGDs/EADs	1,400,209	(896)	630,489	—	2,029,802
Changes to model assumptions and methodologies	(172,921)	735,069	1,311,945	—	1,874,093
Foreign exchange and other movements	208,412	(204,306)	33,793	—	37,899
Other movements with no P&L impact
Write-offs	(847,635)	(1,319,853)	(2,798,930)	—	(4,966,418)

Loss Allowance as of December 31, 2019	4,050,243	1,876,438	4,576,479	—	10,503,160

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	410,651	430,926	1,814,770	—	2,656,347
Inflation effect	(143,704)	(150,799)	(635,064)	—	(929,567)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(24,832)	24,832	—	—	—
Transfer from Stage 1 to Stage 3	(1,436)	—	1,436	—	—
Transfer from Stage 2 to Stage 1	16,974	(16,974)	—	—	—
Transfer from Stage 2 to Stage 3	—	(29,246)	29,246	—	—
Transfer from Stage 3 to Stage 2	—	9,317	(9,317)	—	—
Transfer from Stage 3 to Stage 1	1,175	—	(1,175)	—	—
New Financial Assets Originated or Purchased	238,020	70,572	2,017,956	—	2,326,548
Changes in PDs/LGDs/EADs	91,006	8,924	427,620	—	527,550
Changes to model assumptions and methodologies	(48,727)	36,552	277,169	—	264,994
Foreign exchange and other movements	27,507	(11,193)	(9,120)	—	7,194
Other movements with no P&L impact
Write-offs	(213,717)	(226,395)	(1,398,938)	—	(1,839,050)

Loss Allowance as of December 31, 2019	352,917	146,516	2,514,583	—	3,014,016

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	808,785	119,011	1,027,185	—	1,954,981
Inflation effect	(283,028)	(41,647)	(359,455)	—	(684,130)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(28,341)	28,341	—	—	—
Transfer from Stage 1 to Stage 3	(58)	—	58	—	—
Transfer from Stage 2 to Stage 1	62,382	(62,382)	—	—	—
Transfer from Stage 2 to Stage 3	—	(1,027)	1,027	—	—
Transfer from Stage 3 to Stage 2	—	41,499	(41,499)	—	—
Transfer from Stage 3 to Stage 1	2	—	(2)	—	—
New Financial Assets Originated or Purchased	385,304	93,976	211,464	—	690,744
Changes in PDs/LGDs/EADs	19,099	30,508	4,293,694	—	4,343,301
Changes to model assumptions and methodologies	(25,142)	72,470	11,928	—	109,540
Foreign exchange and other movements	(9,847)	(4,969)	14,694	—	(122)
Other movements with no P&L impact
Write-offs	(439,191)	(96,025)	(666,364)	—	(1,201,580)

Loss Allowance as of December 31, 2019	540,249	179,755	4,492,730	—	5,212,734

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	2,117,634	2,834,539	3,212,170	—	8,164,343
Inflation effect	(741,049)	(991,924)	(1,124,073)	—	(2,857,046)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(51,051)	51,051	—	—	—
Transfer from Stage 1 to Stage 3	(107,274)	—	107,274	—	—
Transfer from Stage 2 to Stage 1	680,513	(680,513)	—	—	—
Transfer from Stage 2 to Stage 3	—	(680,583)	680,583	—	—
Transfer from Stage 3 to Stage 2	—	2,767	(2,767)	—	—
Transfer from Stage 3 to Stage 1	9,518	—	(9,518)	—	—
New Financial Assets Originated or Purchased	102,230	895,000	2,888,561	—	3,885,791
Changes in PDs/LGDs/EADs	913,845	513,073	1,629,665	—	3,056,583
Changes to model assumptions and methodologies	(309,543)	(693,866)	(8,677)	—	(1,012,086)
Foreign exchange and other movements	11,146	—	—	—	11,146
Other movements with no P&L impact
Write-offs	(602,632)	(545,398)	(2,687,508)	—	(3,835,538)

Loss Allowance as of December 31, 2019	2,023,337	704,146	4,685,710	—	7,413,193

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	1,682,312	1,410,750	2,578,637	—	5,671,699
Inflation effect	(542,887)	(455,254)	(832,132)	—	(1,830,273)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(56,075)	56,075	—	—	—
Transfer from Stage 1 to Stage 3	(19,975)	—	19,975	—	—
Transfer from Stage 2 to Stage 1	94,867	(94,867)	—	—	—
New Financial Assets Originated or Purchased	1,046,545	2,117,334	2,485,839	—	5,649,718
Changes in PDs/LGDs/EADs	2,057,322	1,450,069	2,883,617	—	6,391,008
Foreign exchange and other movements	71,851	40,839	(15,039)	—	97,651
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(62,777)	62,777	—	—
Transfer from Stage 3 to Stage 2	—	44,095	(44,095)	—	—
Write-offs	(333,615)	(941,173)	(3,202,217)	—	(4,477,005)

Loss Allowance as of December 31, 2018	4,000,345	3,565,091	3,937,362	—	11,502,798

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	341,135	195,413	948,488	—	1,485,036
Inflation effect	(110,085)	(63,061)	(306,079)	—	(479,225)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(6,016)	6,016	—	—	—
Transfer from Stage 1 to Stage 3	(1,143)	—	1,143	—	—
Transfer from Stage 2 to Stage 1	14,729	(14,729)	—	—	—
New Financial Assets Originated or Purchased	278,772	301,498	1,335,299	—	1,915,569
Changes in PDs/LGDs/EADs	185,204	136,917	807,740	—	1,129,861
Foreign exchange and other movements	26,219	25,024	135,669	—	186,912
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(4,515)	4,515	—	—
Transfer from Stage 3 to Stage 2	—	4,838	(4,838)	—	—
Write-offs	(318,164)	(156,475)	(1,107,167)	—	(1,581,806)

Loss Allowance as of December 31, 2018	410,651	430,926	1,814,770	—	2,656,347

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	325,779	69,546	759,360	—	1,154,685
Inflation effect	(105,131)	(22,441)	(245,045)	—	(372,617)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,880)	2,880	—	—	—
Transfer from Stage 1 to Stage 3	(275)	—	275	—	—
Transfer from Stage 2 to Stage 1	4,303	(4,303)	—	—	—
New Financial Assets Originated or Purchased	613,038	66,376	—	—	679,414
Changes in PDs/LGDs/EADs	227,367	60,418	117,553	—	405,338
Foreign exchange and other movements	(10,496)	15,369	385,581	—	390,454
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(9,461)	9,461	—	—
Write-offs	(242,920)	(59,373)	—	—	(302,293)

Loss Allowance as of December 31, 2018	808,785	119,011	1,027,185	—	1,954,981

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	1,391,092	1,954,069	2,620,021	—	5,965,182
Inflation effect	(448,909)	(630,583)	(845,487)	—	(1,924,979)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(170,994)	170,994	—	—	—
Transfer from Stage 1 to Stage 3	(61,988)	—	61,988	—	—
Transfer from Stage 2 to Stage 1	331,577	(331,577)	—	—	—
New Financial Assets Originated or Purchased	791,626	1,130,810	797,807	—	2,720,243
Changes in PDs/LGDs/EADs	549,774	1,866,361	3,612,931	—	6,029,066
Foreign exchange and other movements	(197,790)	(323,182)	—	—	(520,972)
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(431,289)	431,289	—	—
Transfer from Stage 3 to Stage 2	—	16,777	(16,777)	—	—
Transfer from Stage 3 to Stage 1	14,866	—	(14,866)	—	—
Write-offs	(81,620)	(587,841)	(3,434,736)	—	(4,104,197)

Loss Allowance as of December 31, 2018	2,117,634	2,834,539	3,212,170	—	8,164,343

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 01, 2017	1,962,040	1,071,697	2,270,657	—	5,304,394
Inflation effect	(389,838)	(212,936)	(451,154)	—	(1,053,928)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(57,318)	57,318	—	—	—
Transfer from Stage 1 to Stage 3	(19,387)	—	19,387	—	—
Transfer from Stage 2 to Stage 1	210,006	(210,006)	—	—	—
New Financial Assets Originated or Purchased	472,592	952,404	1,492,196	—	2,917,192
Changes in PDs/LGDs/EADs	45,327	379,063	1,956,305	—	2,380,695
Foreign exchange and other movements	16,212	2,040	(17,809)	—	443
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(52,291)	52,291	—	—
Transfer from Stage 3 to Stage 2	—	44,873	(44,873)	—	—
Write-offs	(557,322)	(621,412)	(2,698,363)	—	(3,877,097)

Loss Allowance as of December 31, 2017	1,682,312	1,410,750	2,578,637	—	5,671,699

Retail Like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 01, 2017	88,123	291,080	573,340	—	952,543
Inflation effect	(17,508)	(57,835)	(113,918)	—	(189,261)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(6,193)	6,193	—	—	—
Transfer from Stage 1 to Stage 3	(571)	—	571	—	—
Transfer from Stage 2 to Stage 1	67,091	(67,091)	—	—	—
New Financial Assets Originated or Purchased	278,455	126,703	617,965	—	1,023,123
Changes in PDs/LGDs/EADs	(42,646)	83,812	384,929	—	426,095
Foreign exchange and other movements	1,403	17,589	68,005	—	86,997
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(9,659)	9,659	—	—
Transfer from Stage 3 to Stage 2	—	10,253	(10,253)	—	—
Write-offs	(27,019)	(205,632)	(581,810)	—	(814,461)

Loss Allowance as of December 31, 2017	341,135	195,413	948,488	—	1,485,036

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 01, 2017	255,997	164,428	343,945	—	764,370
Inflation effect	(50,865)	(32,669)	(68,339)	—	(151,873)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(4,143)	4,143	—	—	—
Transfer from Stage 1 to Stage 3	(94)	—	94	—	—
Transfer from Stage 2 to Stage 1	3,427	(3,427)	—	—	—
New Financial Assets Originated or Purchased	262,500	45,105	—	—	307,605
Changes in PDs/LGDs/EADs	101,102	98,366	72,726	—	272,194
Foreign exchange and other movements	16,878	(16,769)	395,909	—	396,018
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(15,025)	15,025	—	—
Write-offs	(259,023)	(174,606)	—	—	(433,629)

Loss Allowance as of December 31, 2017	325,779	69,546	759,360	—	1,154,685

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of January 01, 2017	1,193,141	2,409,363	2,797,419	—	6,399,923
Inflation effect	(237,065)	(478,714)	(555,817)	—	(1,271,596)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(93,181)	93,181	—	—	—
Transfer from Stage 1 to Stage 3	(38,118)	—	38,118	—	—
Transfer from Stage 2 to Stage 1	650,714	(650,714)	—	—	—
New Financial Assets Originated or Purchased	375,465	684,637	103,474	—	1,163,576
Changes in PDs/LGDs/EADs	(336,547)	1,051,645	1,915,058	—	2,630,156
Foreign exchange and other movements	(131,230)	(252,550)	—	—	(383,780)
Other movements with no P&L impact					—
Transfers:
Transfer from Stage 2 to Stage 3	—	(395,389)	395,389	—	—
Transfer from Stage 3 to Stage 2	—	1,751	(1,751)	—	—
Transfer from Stage 3 to Stage 1	56,383	—	(56,383)	—	—
Write-offs	(48,470)	(509,141)	(2,015,486)	—	(2,573,097)

Loss Allowance as of December 31, 2017	1,391,092	1,954,069	2,620,021	—	5,965,182

The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

Retail like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	46,365,462	6,397,336	2,765,424	—	55,528,222
Transfers:
Transfers from Stage 1 to Stage 2	(3,669,945)	3,669,945	—	—	—
Transfers from Stage 1 to Stage 3	(180,232)	—	180,232	—	—
Transfers from Stage 2 to Stage 1	608,803	(608,803)	—	—	—
Transfers from Stage 2 to Stage 3	—	(298,649)	298,649	—	—
Transfers from Stage 3 to Stage 2	—	19,171	(19,171)	—	—
Transfers from Stage 3 to Stage 1	5,565	—	(5,565)	—	—
Financial assets derecognized during the period other than write-offs	(15,036,031)	(3,099,488)	(1,680,196)	—	(19,815,715)
New financial assets originated or purchased	20,951,735	1,472,562	2,735,514	—	25,159,811
FX and other movements	1,529,839	(150,764)	4,527	—	1,383,602
Inflation Effect	(16,225,219)	(2,238,697)	(967,738)	—	(19,431,654)

Gross carrying amount as of December 31, 2019	34,349,977	5,162,613	3,311,676	—	42,824,266

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	126,670,979	21,381,467	5,201,161	—	153,253,607
Transfers:
Transfers from Stage 1 to Stage 2	(27,605,206)	27,605,206	—	—	—
Transfers from Stage 1 to Stage 3	(1,590,455)	—	1,590,455	—	—
Transfers from Stage 2 to Stage 1	9,834,363	(9,834,363)	—	—	—
Transfers from Stage 2 to Stage 3	—	(1,406,826)	1,406,826	—	—
Transfers from Stage 3 to Stage 2	—	54,517	(54,517)	—	—
Transfers from Stage 3 to Stage 1	36,462	—	(36,462)	—	—
Financial assets derecognized during the period other than write-offs	(15,005,033)	(3,686,530)	(3,132,323)	—	(21,823,886)
New financial assets originated or purchased	19,755,005	6,805,058	3,298,999	—	29,859,062
FX and other movements	12,360,478	(1,328,551)	(636,652)	—	10,395,275
Inflation Effect	(44,327,483)	(7,482,271)	(1,820,104)	—	(53,629,858)

Gross carrying amount as of December 31, 2019	80,129,110	32,107,707	5,817,383	—	118,054,200

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	205,020,717	9,364,163	3,877,964	—	218,262,844
Transfers:
Transfers from Stage 1 to Stage 2	(6,201,605)	6,201,605	—	—	—
Transfers from Stage 1 to Stage 3	(6,479)	—	6,479	—	—
Transfers from Stage 2 to Stage 1	1,813,608	(1,813,608)	—	—	—
Transfers from Stage 2 to Stage 3	—	(21,051)	21,051	—	—
Transfers from Stage 3 to Stage 2	—	90,874	(90,874)	—	—
Transfers from Stage 3 to Stage 1	714	—	(714)	—	—
Financial assets derecognized during the period other than write-offs	(93,761,209)	(4,481,824)	(118,942)	—	(98,361,975)
New financial assets originated or purchased	165,278,026	2,975,288	316,155	—	168,569,469
FX and other movements	3,473,035	(2,973,811)	2,222,491	—	2,721,715
Inflation Effect	(69,507,670)	(3,276,913)	(1,357,062)	—	(74,141,645)

Gross carrying amount as of December 31, 2019	206,109,137	6,064,723	4,876,548	—	217,050,408

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	60,123,794	10,171,605	5,825,679	—	76,121,078
Transfers:
Transfers from Stage 1 to Stage 2	(1,110,563)	1,110,563	—	—	—
Transfers from Stage 1 to Stage 3	(1,860,449)	—	1,860,449	—	—
Transfers from Stage 2 to Stage 1	2,598,692	(2,598,692)	—	—	—
Transfers from Stage 2 to Stage 3	—	(2,258,668)	2,258,668	—	—
Transfers from Stage 3 to Stage 2	—	5,664	(5,664)	—	—
Transfers from Stage 3 to Stage 1	19,427	—	(19,427)	—	—
Financial assets derecognized during the period other than write-offs	(1,605,396)	(1,165,656)	(2,548,634)	—	(5,319,686)
New financial assets originated or purchased	10,374,605	987,705	862,772	—	12,225,082
FX and other movements	(433,410)	(156,413)	(141,075)	—	(730,898)
Inflation Effect	(21,039,834)	(3,559,470)	(2,038,649)	—	(26,637,953)

Gross carrying amount as of December 31, 2019	47,066,866	2,536,638	6,054,119	—	55,657,623

Retail like Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	43,107,898	5,417,972	1,234,348	—	49,760,218
Transfers:
Transfers from Stage 1 to Stage 2	(871,588)	871,588	—	—	—
Transfers from Stage 1 to Stage 3	(164,162)	—	164,162	—	—
Transfers from Stage 2 to Stage 1	—	5,040	(5,040)	—	—
Transfers from Stage 2 to Stage 3	—	(94,558)	94,558	—	—
Transfers from Stage 3 to Stage 2	547,402	(547,402)	—	—	—
Financial assets derecognized during the period other than write-offs	(9,541,426)	(1,634,974)	(551,549)	—	(11,727,949)
New financial assets originated or purchased	26,884,407	4,121,250	2,032,195	—	33,037,852
FX and other movements	313,955	6,813	195,073	—	515,841
Inflation effect	(13,911,024)	(1,748,393)	(398,323)	—	(16,057,740)

Gross carrying amount as of December 31, 2018	46,365,462	6,397,336	2,765,424	—	55,528,222

Retail Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	143,080,464	21,999,482	4,009,264	—	169,089,210
Transfers:
Transfers from Stage 1 to Stage 2	(3,273,027)	3,273,027	—	—	—
Transfers from Stage 1 to Stage 3	(1,058,724)	—	1,058,724	—	—
Transfers from Stage 2 to Stage 1	—	49,385	(49,385)	—	—
Transfers from Stage 2 to Stage 3	—	(573,916)	573,916	—	—
Transfers from Stage 3 to Stage 2	3,221,464	(3,221,464)	—	—	—
Financial assets derecognized during the period other than write-offs	(8,282,669)	(2,478,551)	(1,704,660)	—	(12,465,880)
New financial assets originated or purchased	37,070,938	9,247,249	2,268,090	—	48,586,277
FX and other movements	2,084,944	185,542	339,011	—	2,609,497
Inflation Effect	(46,172,411)	(7,099,287)	(1,293,799)	—	(54,565,497)

Gross carrying amount as of December 31, 2018	126,670,979	21,381,467	5,201,161	—	153,253,607

Wholesale Portfolio	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	188,138,737	12,638,355	1,245,532	—	202,022,624
Transfers:
Transfers from Stage 1 to Stage 2	(854,642)	854,642	—	—	—
Transfers from Stage 1 to Stage 3	(15,220)	—	15,220	—	—
Transfers from Stage 3 to Stage 2	722,494	(722,494)	—	—
Financial assets derecognized during the period other than write-offs	(55,621,489)	(5,040,182)	—	—	( 60 , 661 , 671)
New financial assets originated or purchased	124,006,193	6,954,157	2,421,7 89	—	13 3 , 382 , 139
FX and other movements	8,343,440	(1,241,887)	597,359	—	7,698,912
Inflation Effect	(59,698,796)	(4,078,428)	(401,936)	—	(64,179,160)

Gross carrying amount as of December 31, 2018	205,020,717	9,364,163	3,877,964	—	218,262,844

Naranja	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2017	63,132,651	11,384,213	4,514,973	—	79,031,837
Transfers:
Transfers from Stage 1 to Stage 2	(6,051,219)	6,051,219	—	—	—
Transfers from Stage 1 to Stage 3	(2,151,017)	—	2,151,017	—	—
Transfers from Stage 2 to Stage 1	1,735,099	(1,735,099)	—	—	—
Transfers from Stage 2 to Stage 3	—	(1,982,432)	1,982,432	—	—
Transfers from Stage 3 to Stage 2	—	33,663	(33,663)	—	—
Transfers from Stage 3 to Stage 1	28,825	—	(28,825)	—	—
Financial assets derecognized during the period other than write-offs	(1,114,928)	(1,119,775)	(2,785,702)	—	(5,020,405)
New financial assets originated or purchased	24,889,161	1,180,716	1,543,536	—	27,613,413
FX and other movements	28,281	32,816	(61,097)	—	—
Inflation Effect	(20,373,059)	(3,673,716)	(1,456,992)	—	(25,503,767)

Gross carrying amount as of December 31, 2018	60,123,794	10,171,605	5,825,679	—	76,121,078

Use of information
Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.
Operational Risk
The operational risk management is understood as the identification, assessment, monitoring, control and mitigation of this risk. It is an ongoing process carried out throughout the Group, which fosters a risk management culture at all organization levels through an effective policy and a program led by Senior Management.
Identification
The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.
Assessment
Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established
criteria, considering the balance of potential benefits and adverse results.
Monitoring
The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.
Risk Control and Mitigation
The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.
IT Risk
The Group manages the IT risk inherent to its products, activities and business processes. It also manages the risk associated with the material information systems, technology and information security processes. It also covers the risks derived from subcontracted activities and from services rendered by providers.
Reputational Risk
The reputational risk may result from the materialization of other risks: Legal, Compliance, Operational, Technological, Strategic, Market, Liquidity, Credit, etc.
The groups of interest are at the core of management, being considered upon establishing any type of mitigation measure.

Banco Galicia’s reputational risk management function was allocated to the Compliance Management Division, seeking to obtain a more comprehensive vision and be able to make immediate decisions that protect the entity’s image and reputation by using tools that enable to monitor and follow up to the perception of different groups of interest.
Banco Galicia defined an internal policy to reduce the occurrence of reputational events with negative impact, by defining a governance model with roles and responsibilities, and identifying critical scenarios that require management and visibility.
Contacts have been established with key business areas, devising a work scheme based on synergy and ongoing communication in order to spread the risk culture across the organization.
The Reputational Crisis Committee is in charge of becoming aware of the events that may affect the Bank’s reputation. In the face of an event of such characteristics, all the necessary information is gathered in the shortest time possible in order to be able to make assertive decisions, formally declare the crisis situation, if appropriate, and define the action plan to alleviate the crisis. In addition, such committee determines the communication strategy to be followed, considering the groups of interest involved. Finally, the strategy and related actions are followed to tackle the crisis.
Strategic Risk
Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.
It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. These potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.
Money Laundering Risk
As regards the control and prevention of asset laundering and funding of terrorist activities, Banco Galicia complies with the regulations set forth by the Argentine Central Bank, the Financial Information Unit and Law No. 25246, as amended, which creates the Financial Information Unit (UIF), within the purview of Argentina’s Ministry of Treasury and Public Finance with functional autarchy. The Financial Information Unit is in charge of analyzing, addressing and reporting the information received, in order to prevent and avoid both asset laundering and funding of terrorist activities.
The Bank has promoted the implementation of measures designed to fight against the use of the international financial system by criminal organizations. For such purposes, Banco Galicia has control policies, procedures and structures that are applied using a “risk-based approach”, which allow for the monitoring of transactions, pursuant to the “customer profile” (defined individually based on the information and documentation related to the economic and financial condition of the customer), in order to detect such transactions that should be considered unusual, and to report them to the UIF in applicable cases. The Anti-Money Laundering Management Division (“PLA”, as per its initials in Spanish) is in charge of managing this activity, through the implementation of control and prevention procedures as well as the communication thereof to the rest of the organization by drafting the related handbooks and training all employees. In addition, the management of this risk is regularly reviewed by Internal Audit.
The Bank has appointed a director as Compliance Officer, pursuant to Resolution 121/11, as amended, handed down by the UIF, who shall be responsible for ensuring compliance with and implementation of the proceedings and obligations on the issue.
The Bank contributes to the prevention and mitigation of risks from these transaction-related criminal behaviors, by being involved in the international regulatory standards adoption process.
Cybersecurity Risk
The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.
The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.